Not FDIC Insured May Lose Value No Bank Guarantee
38925-Q1PH

Schedule of Investments
(unaudited)
Putnam Master Intermediate Income Trust 2
Notes to Schedule of Investments 33

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited), December 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 166,982 $ 4,171,711
Total Management Investment Companies (Cost $4,152,125) ...................
4,171,711
Principal
Amount
*
Convertible Bonds 2.6%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 33,000 35,888
b,c
BWX Technologies, Inc. , Senior Note , 144A, 0.95% , 11/01/30 .. United States 33,000 31,531
67,419
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 38,000 64,676
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 55,000 69,266
Biotechnology 0.2%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 19,000 27,983
b,c
Senior Note, 144A, 1.23%, 9/15/28 .................... United States 50,000 48,375
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 65,000 86,417
b
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 33,000 35,227
198,002
Broadline Retail 0.1%
b
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 101,000 102,565
Capital Markets 0.0%
†
b,c
Coinbase Global, Inc. , Senior Note , 144A, 1.62% , 10/01/32 .... United States 50,000 44,850
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 33,000 33,142
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 33,000 33,940
111,932
Communications Equipment 0.1%
b
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 62,000 132,835
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 64,000 73,069
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 60,848
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 117,000 118,931
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 70,000 87,045
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 76,000 78,288
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 92,000 101,085
266,418
Electrical Equipment 0.1%
b,c
Bloom Energy Corp. , Senior Note , 144A, 2.78% , 11/15/30 ..... United States 99,000 86,625

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electronic Equipment, Instruments & Components 0.1%
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 34,000 $ 33,592
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 92,000 93,208
b
Mirion Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 United States 59,000 64,015
b
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 49,000 48,299
239,114
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 91,000 115,342
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 33,000 48,031
Senior Note, 2.875%, 1/15/30 ........................ United States 74,000 77,922
241,295
Financial Services 0.1%
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 81,000 72,860
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 72,000 69,372
142,232
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 72,000 77,652
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 89,000 115,656
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 113,000 104,045
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 37,000 44,751
148,796
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 51,000 100,011
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 50,000 75,625
175,636
Hotels, Restaurants & Leisure 0.1%
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 100,000 104,700
b
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 41,000 45,843
150,543
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 65,000 64,252
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 32,000 30,344
IT Services 0.2%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 84,000 84,420
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 66,000 71,907
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 100,000 148,700
305,027

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Life Sciences Tools & Services 0.1%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 79,000 $ 86,703
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 34,000 35,292
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 51,000 54,672
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 50,000 48,525
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 41,000 42,251
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 48,000 47,165
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 65,000 83,070
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 34,000 42,364
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 55,000 52,167
224,766
Software 0.2%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 62,000 60,450
b,c
Commvault Systems, Inc. , Senior Note , 144A, 2.58% , 9/15/30 .. United States 34,000 30,158
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 82,000 82,102
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 93,000 102,486
b,c
IREN Ltd. , Senior Note , 144A, 5.55% , 7/01/31 .............. Australia 16,000 11,888
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 66,000 63,822
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 56,000 56,798
b,c
Rubrik, Inc. , Senior Note , 144A, 0.35% , 6/15/30 ............ United States 60,000 59,070
b,c
Terawulf, Inc. , Senior Note , 144A, 2.27% , 5/01/32 ........... United States 50,000 43,375
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 60,000 60,810
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 39,000 38,581
609,540
Specialty Retail 0.1%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 34,000 50,524
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 71,000 118,306
168,830
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 15,000 50,453
Total Convertible Bonds (Cost $4,057,589) ...................................
4,364,165
Corporate Bonds 29.1%
Aerospace & Defense 1.2%
ATI, Inc. , Senior Note , 4.875% , 10/01/29 ..................
United States 490,000 490,645
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 14,000 13,270
Senior Note, 2.7%, 2/01/27 .......................... United States 137,000 135,065
Senior Note, 6.298%, 5/01/29 ........................ United States 446,000 473,560
b
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 75,000 79,342
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 330,000 330,620

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 190,000 $ 198,935
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 65,000 67,708
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 25,000 25,955
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 65,000 67,751
1,882,851
Automobiles 0.4%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 425,000 427,722
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 230,000 219,496
647,218
Banks 1.9%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 200,000 212,452
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 430,000 446,940
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 215,000 215,576
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 200,000 207,983
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 450,000 451,516
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 200,000 201,566
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 820,000 833,115
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 145,000 146,816
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 410,000 424,901
3,140,865
Biotechnology 0.1%
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 200,000 205,108
Broadline Retail 0.2%
Amazon.com, Inc. , Senior Note , 4.1% , 11/20/30 ............
United States 110,000 110,153
b
Wayfair LLC , Senior Secured Note , 144A, 6.75% , 11/15/32 .... United States 175,000 180,119
290,272
Building Products 0.8%
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 60,000 62,806
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 15,000 15,331
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 60,000 61,626
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 205,000 210,292
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 170,000 177,647
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 75,000 78,115
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 440,000 470,962
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5% , 8/15/32 ..................... United States 130,000 133,932

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Building Solutions, Inc., (continued)
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 130,000 $ 132,873
1,343,584
Capital Markets 1.2%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 410,000 420,282
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 435,000 454,339
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 610,000 622,769
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 120,000 124,550
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 200,000 206,911
1,828,851
Chemicals 0.3%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 45,000 46,281
b,d
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 230,000 134,550
Celanese US Holdings LLC , Senior Bond , 6.879% , 7/15/32 ....
United States 7,000 7,290
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 270,000 272,542
460,663
Commercial Services & Supplies 0.9%
b,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 35,375
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 208,000 208,150
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 285,000 294,760
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 595,000 EUR 702,872
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 45,000 48,441
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 395,000 407,567
1,697,165
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 210,000 215,232
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 50,000 52,900
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 305,000 308,485
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 135,000 134,831
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 280,000 295,400
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 397,000 413,456
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 210,000 212,703
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 55,000 55,091
1,419,966
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 105,000 105,934

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 200,000 $ 205,789
311,723
Distributors 0.2%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 276,000 288,893
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 425,000 430,214
Diversified Telecommunication Services 0.8%
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 225,000 220,877
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 410,000 410,426
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 469,000 428,986
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 60,000 61,184
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 200,000 209,436
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 130,000 134,031
1,464,940
Electric Utilities 1.9%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 200,000 211,383
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 200,000 199,310
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 205,000 210,217
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 400,000 411,182
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 180,000 182,478
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 200,000 209,453
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 475,000 471,921
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 260,000 269,947
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 455,000 436,889
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 270,000 266,744
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 210,000 221,317
3,090,841
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 120,000 119,901
Energy Equipment & Services 0.2%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 85,000 87,438
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 115,000 117,499
b
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 225,000 235,212
440,149
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 360,000 375,261

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.9%
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 60,000 $ 61,275
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 355,000 393,975
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 450,000 474,693
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 65,000 67,937
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 380,000 392,421
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 205,000 213,993
1,604,294
Food Products 0.2%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 195,000 203,653
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 110,000 105,983
309,636
Ground Transportation 0.3%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 220,000 217,679
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 300,000 317,194
534,873
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 90,000 90,260
Senior Note, 4.8%, 8/14/29 .......................... United States 210,000 214,708
304,968
Health Care Providers & Services 0.7%
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 180,000 187,482
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 25,000 25,942
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 510,000 502,878
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 80,000 82,418
Senior Secured Note, 6.75%, 5/15/31 .................. United States 455,000 473,677
1,272,397
Health Care REITs 0.2%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 245,000 261,826
Hotel & Resort REITs 0.3%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 205,000 212,743
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 75,000 78,267
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 180,000 186,000
477,010
Hotels, Restaurants & Leisure 1.6%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 225,000 219,989
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 232,000 240,381
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 205,000 207,376
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 70,000 72,048
b
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 135,000 EUR 160,901

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 185,000 $ 189,425
b
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 190,000 190,009
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 70,000 71,484
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 80,000 81,812
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 127,000 131,459
Senior Note, 144A, 6%, 2/01/33 ...................... United States 248,000 254,906
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 285,000 270,431
Viking Cruises Ltd. ,
b
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 380,000 407,130
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 380,000 411,427
2,908,778
Household Durables 0.5%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 54,000 52,805
Senior Note, 6.625%, 5/15/32 ........................ United States 16,000 15,545
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 477,000 480,293
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 220,000 216,504
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 205,000 202,332
967,479
Independent Power and Renewable Electricity Producers 0.4%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 430,000 448,652
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 205,000 211,602
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 80,000 79,825
740,079
Insurance 0.9%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 200,000 209,094
b
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 135,000 140,147
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 205,000 210,676
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 200,000 209,496
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 225,000 225,983
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 190,000 199,273
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 205,000 209,802
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 265,000 274,905
1,679,376
Interactive Media & Services 0.1%
Alphabet, Inc. , Senior Note , 4.1% , 11/15/30 ................
United States 245,000 245,805
IT Services 0.4%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 240,000 224,750

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
b
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 450,000 $ 434,305
659,055
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 265,000 258,677
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 117,000 117,414
Machinery 0.1%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 125,000 128,338
Media 0.6%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 285,000 301,358
b
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 117,000 117,681
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 153,000 161,541
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................. United States 76,000 80,490
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 250,000 261,280
922,350
Metals & Mining 0.8%
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 92,000 94,415
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 50,000 52,289
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 267,000 257,894
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 300,000 EUR 348,099
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 250,000 259,217
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 198,000 205,691
1,217,605
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 170,000 173,853
Oil, Gas & Consumable Fuels 3.1%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 205,000 211,241
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 250,000 253,608
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 195,000 193,820
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 410,000 421,443
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 65,000 66,455
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 270,000 265,009
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 85,000 86,385
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 450,000 460,254
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 250,000 255,860
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 455,000 459,354
b
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 333,000 341,583
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,067
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 320,000 269,200
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 210,000 213,097

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 184,000 $ 188,569
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 200,000 210,613
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 217,000 215,661
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 450,000 447,753
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 30,000 32,864
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 70,000 71,733
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 30,000 32,432
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 45,000 46,114
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 24,000 24,508
4,971,623
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 240,000 222,184
Passenger Airlines 0.4%
b
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 200,000 EUR 261,148
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 200,000 214,171
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 140,000 139,491
614,810
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 244,419
Pharmaceuticals 1.0%
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 355,000 354,735
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 430,000 461,548
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 260,000 259,334
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 449,000 517,558
1,593,175
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 185,000 191,647
Semiconductors & Semiconductor Equipment 0.2%
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 220,000 230,214
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 35,000 36,323
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 60,000 61,422
327,959
Software 0.1%
Oracle Corp. , Senior Note , 4.45% , 9/26/30 ................
United States 100,000 97,856
Specialized REITs 0.2%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 410,000 404,759
Specialty Retail 0.3%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 480,000 486,100
Technology Hardware, Storage & Peripherals 0.2%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 150,000 154,817

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
b
Seagate Data Storage Technology Pte. Ltd., (continued)
Senior Note, 144A, 9.625%, 12/01/32 .................. United States 186,000 $ 211,265
366,082
Textiles, Apparel & Luxury Goods 0.5%
b
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 200,000 210,774
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 105,000 EUR 125,925
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 290,000 269,344
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 105,000 105,364
711,407
Tobacco 0.5%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 55,000 56,241
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 155,000 167,698
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 410,000 423,962
647,901
Trading Companies & Distributors 0.9%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 450,000 462,908
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 210,000 215,276
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 215,000 213,589
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 165,000 171,671
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 35,000 37,013
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 65,000 67,716
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 240,000 250,852
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 88,000 85,362
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 45,000 47,012
1,551,399
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 230,000 220,876
Senior Note, 3.375%, 4/15/29 ........................ United States 825,000 804,285
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 275,000 EUR 309,513
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 212,745
1,547,419
Total Corporate Bonds (Cost $47,249,574) ....................................
48,469,150
Senior Floating Rate Interests 7.5%
Aerospace & Defense 0.1%
f
TransDigm, Inc., First Lien, CME Term Loan, J, 6.216%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 117,905 118,480
Air Freight & Logistics 0.2%
f
Rand Parent LLC, First Lien, CME Term Loan, B, 6.672%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 241,062 242,083

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Automobile Components 0.0%
†
f
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.466%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 59,833 $ 60,216
Broadline Retail 0.1%
f
Peer Holding III BV, First Lien, CME Term Loan, B8, 6.193%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 123,449 123,835
f
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 193,003 193,623
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.966%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 200,900 201,852
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.916%, (1-month SOFR + 3%), 3/30/29 ............ United States 30,199 30,425
425,900
a a a a a a
f
Chemicals 0.4%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.466%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 268,605 264,127
Lummus Technology Holdings V LLC, First Lien, Add-on CME
Term Loan, B, 6.183%, (12-month SOFR + 2.5%), 12/31/29 .. United States 237,676 238,164
Nouryon Finance BV, First Lien, Term Loan, B, 5.515%, (3-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 200,000 EUR 236,950
739,241
a a a a a a
f
Commercial Services & Supplies 0.5%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.216%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 269,620 272,372
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.466%, (1-month SOFR + 2.75%), 10/23/28 .. United States 195,816 197,100
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.702%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 196,410 197,581
URSA Minor US Bidco LLC, First Lien, Second Amendment
Refinancing CME Term Loan, 6.091%, (1-month SOFR +
2.25%), 3/26/31 ................................... United States 89,102 89,512
756,565
a a a a a a
Communications Equipment 0.1%
f
CommScope, Inc., First Lien, Initial CME Term Loan, 8.466%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 185,000 185,588
Consumer Staples Distribution & Retail 0.1%
f
Boots Group Bidco Ltd. (The), First Lien, Closing Date Dollar
CME Term Loan, 7.206%, (3-month SOFR + 3.5%), 8/30/32 .. United Kingdom 93,836 94,462
f
Containers & Packaging 0.4%
g
Bradyplus Holdings LLC, First Lien, Initial CME Term Loan,
7.19%, (3-month SOFR + 3.5%), 12/13/32 ............... United States 260,000 257,670
g
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.966%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 196,071 196,141
g,h
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B, 7.034%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 103 103
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.838%, (3-month SOFR + 3%), 9/30/32 ......... United States 133,531 134,846
588,760
a a a a a a

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Distributors 0.0%
†
f
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 32,924 $ 32,967
Electrical Equipment 0.1%
f
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.485%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 78,903 79,298
f
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.614%, (1-month SOFR + 2.75%), 3/01/28 .............. France 80,155 80,906
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.581%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 198,438 192,206
273,112
a a a a a a
Financial Services 0.1%
f
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan,
7.459%, (1-month SOFR + 3.5%), 8/16/32 ............... United States 239,167 239,151
Food Products 0.2%
f,g
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.122%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 270,000 270,377
f
Ground Transportation 0.3%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 133,313 133,457
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 6.966%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 269,316 267,431
400,888
a a a a a a
f
Health Care Equipment & Supplies 0.3%
Bausch + Lomb Corp., First Lien, New CME Term Loan, 7.716%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 123,474 123,782
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 7.966%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 320,032 323,792
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.466%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 33,163 33,299
480,873
a a a a a a
Health Care Providers & Services 0.1%
f
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.216%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 201,425 202,639
f
Hotels, Restaurants & Leisure 0.7%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.966%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 216,150 214,529
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.966%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 212,827 213,021
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 107,800 107,845
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.445%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 200,000 197,125
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.216%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 263,868 264,781
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.934%, (3-month SOFR + 3%), 4/04/29 ... United States 201,925 198,645
1,195,946
a a a a a a

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Household Durables 0.1%
f
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.672%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 178,616 $ 179,828
f
Insurance 0.3%
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.216%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 196,517 197,183
g
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.422%, (3-month SOFR + 2.75%), 5/06/31 .............. United States 270,000 270,788
467,971
a a a a a a
IT Services 0.1%
f
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.172%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 92,994 93,010
f
Machinery 0.4%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.476%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 370,755 372,981
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.343%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 165,731 165,178
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.947%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 130,884 131,846
670,005
a a a a a a
f
Media 0.3%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.831%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 170,000 170,668
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.352%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 400,687 402,575
573,243
a a a a a a
f
Oil, Gas & Consumable Fuels 0.6%
CQP Holdco LP, First Lien, Initial CME Term Loan, 5.672%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 686,130 689,317
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.316%,
(1-month SOFR + 3.5%), 11/09/29 ..................... United States 269,306 269,885
959,202
a a a a a a
f
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 7.134%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 19,900 20,025
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 345,356 346,608
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.922%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 167,025 167,990
534,623
a a a a a a
f
Pharmaceuticals 0.3%
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 7.466%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 173,681 172,552
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.365%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 269,325 269,302
441,854
a a a a a a

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Semiconductors & Semiconductor Equipment 0.1%
f
Altar Bidco, Inc., First Lien, CME Term Loan, 6.783%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 224,066 $ 222,087
f
Software 0.6%
EverCommerce Solutions, Inc., First Lien, CME Term Loan,
5.966%, (1-month SOFR + 2.25%), 7/07/31 .............. United States 269,297 270,392
McAfee Corp., First Lien, CME Term Loan, B1, 6.716%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 217,255 201,208
Ping Identity Holding Corp., First Lien, Initial CME Term Loan,
6.591%, (3-month SOFR + 2.75%), 11/15/32 ............. United States 63,981 64,221
Proofpoint, Inc., First Lien, CME Term Loan, 6.916%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 234,600 236,197
UKG, Inc., First Lien, Initial CME Term Loan, 6.338%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 207,375 207,832
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.716%, (1-month SOFR + 2%), 10/22/29 ................ United States 91,627 92,314
1,072,164
a a a a a a
Specialty Retail 0.3%
f
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.966%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 464,113 466,529
Textiles, Apparel & Luxury Goods 0.1%
f
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.354%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 196,991 184,323
Trading Companies & Distributors 0.0%
†
f
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 7.166%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 64,838 65,486
Water Utilities 0.0%
†
f
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.593%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 53,699 53,957
Total Senior Floating Rate Interests (Cost $12,441,039) ........................
12,494,663
Foreign Government and Agency Securities 11.0%
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 430,000 392,189
b
Benin Government Bond ,
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 157,000 EUR 177,365
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 460,000 EUR 503,649
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,060,000 1,014,102
Senior Bond, 6%, 10/20/33 ........................... Brazil 200,000 202,600
b
Bulgaria Government Bond , Senior Note , Reg S, 3.625% , 9/05/32 Bulgaria 280,000 EUR 339,169
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 220,000 EUR 219,130
Chile Government Bond , Senior Bond , 4.95% , 1/05/36 .......
Chile 600,000 606,390
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 437,000 466,716
Senior Note, 7.375%, 4/25/30 ......................... Colombia 210,000 222,285
Senior Note, 4.5%, 11/26/30 .......................... Colombia 190,000 EUR 219,258
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 620,000 654,875
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 284,000 287,422

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Dominican Republic Government Bond, (continued)
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 480,000 $ 492,312
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 254,960
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 240,000 215,298
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 420,000 449,441
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 310,000 344,875
b
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 370,000 287,956
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 190,000 174,298
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 700,000 754,250
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 200,000 220,025
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 530,000 541,363
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 410,000 411,627
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 434,375 433,064
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 300,000 329,765
b
Ivory Coast Government Bond , Senior Bond , Reg S, 5.875% ,
10/17/31 ........................................ Ivory Coast 500,000 EUR 592,436
b
Jordan Government Bond , Senior Note , Reg S, 7.5% , 1/13/29 .. Jordan 200,000 210,607
Mexico Government Bond , Senior Bond , 3.5% , 2/12/34 .......
Mexico 500,000 433,500
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 320,000 EUR 380,781
b
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 200,000 215,043
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 390,000 433,329
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 740,000 701,541
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 430,000 397,879
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 205,138
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 210,000 209,570
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 350,000 371,054
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 400,000 390,193
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 460,000 EUR 535,755
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 680,000 669,900
b
Serbia Government Bond , Senior Bond , Reg S, 6.5% , 9/26/33 .. Serbia 370,000 396,773
South Africa Government Bond ,
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 300,000 311,027
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 250,000 258,043
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 360,000 363,117
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 570,000 653,075
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 330,000 355,847
Total Foreign Government and Agency Securities (Cost $17,373,000) ............
18,298,992
U.S. Government and Agency Securities 0.1%
i
United States Treasury Notes , 0.625%, 11/30/27 ............ United States 151,000 143,108
Total U.S. Government and Agency Securities (Cost $143,108) ..................
143,108

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 2.1%
Financial Services 2.1%
b,f
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.308% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 410,000 $ 413,156
f
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN ,
4.196% , ( 1-month SOFR + 0.464% ), 3/25/37 . ............. United States 611,264 542,153
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 333,000 328,655
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 130,943 131,457
f
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.206% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 475,455 98,534
f
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.186% , ( 1-month SOFR
+ 0.454% ), 8/25/46 . ................................ United States 1,137,424 1,075,484
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 251,000 210,278
b,f
Northwoods Capital 22 Ltd. , 2020-22A , DRR , 144A, FRN ,
8.656% , ( 3-month SOFR + 4.95% ), 9/16/31 . .............. United States 400,000 406,902
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 244,196 245,048
3,451,667
a a a a a a
Total Asset-Backed Securities (Cost $3,487,848) ..............................
3,451,667
Commercial Mortgage-Backed Securities 7.9%
Financial Services 7.9%
j,k
BANK ,
2020-BN30, XA, IO, FRN, 1.249%, 12/15/53 ............. United States 2,949,037 139,008
2024-BNK48, XA, IO, FRN, 1.144%, 10/15/57 ............ United States 4,502,351 359,880
j,k
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.188%, 10/15/57 ............. United States 6,903,113 268,884
2024-5YR12, XA, IO, FRN, 0.497%, 12/15/57 ............. United States 5,933,264 106,339
2024-5YR7, XA, IO, FRN, 1.334%, 6/15/57 .............. United States 5,186,196 208,612
j,k
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.686%, 2/15/55 ................ United States 4,786,872 150,012
2024-5C29, XA, IO, FRN, 1.599%, 9/15/57 ............... United States 7,474,790 384,802
2024-C26, XA, IO, FRN, 1.013%, 5/15/57 ................ United States 2,630,352 183,812
2025-C32, XA, IO, FRN, 1.128%, 2/15/62 ................ United States 2,124,184 174,613
j,k
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................ United States 6,543,443 275,945
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................ United States 9,894,837 197,918
j,k
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 United States 5,706,330 240,421
b,k
BWAY Mortgage Trust , 2022-26BW , E , 144A, FRN , 4.866% ,
2/10/44 ......................................... United States 350,000 194,744
k
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 439,000 420,371
CFCRE Commercial Mortgage Trust ,
b,k
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 193,000 183,543
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 405,000 402,465
Citigroup Commercial Mortgage Trust ,
b,k
2015-GC27, D, 144A, FRN, 4.376%, 2/10/48 ............. United States 222,856 216,824
k
2015-GC33, C, FRN, 4.335%, 9/10/58 .................. United States 223,000 195,193
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 102,000 63,111
COMM Mortgage Trust ,
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 392,000 46,305
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 157,998 150,116
b,k
2013-CR7, D, 144A, FRN, 4.245%, 3/10/46 .............. United States 109,789 104,982
k
2014-CR16, C, FRN, 4.777%, 4/10/47 .................. United States 441,000 420,604
b,k
2014-CR17, D, 144A, FRN, 4.845%, 5/10/47 ............. United States 290,000 243,170
k
2014-CR20, C, FRN, 4.665%, 11/10/47 ................. United States 278,095 269,308
k
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 153,554 151,319
k
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 172,483 166,014

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
k
2015-CR27, C, FRN, 4.543%, 10/10/48 ................. United States 23,838 $ 22,852
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 177,645 174,968
k
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 447,000 428,762
k
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 3.859%, 7/10/46 ............ United States 122,573 121,094
2014-GC24, B, FRN, 4.43%, 9/10/47 ................... United States 469,000 452,723
b
2014-GC24, D, 144A, FRN, 4.451%, 9/10/47 ............. United States 221,000 140,333
j
2019-GC42, XA, IO, FRN, 0.804%, 9/10/52 .............. United States 6,065,013 148,700
k
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b
2007-CB20, E, 144A, FRN, 8.525%, 2/12/51 ............. United States 7,578 10,725
b
2012-C6, E, 144A, FRN, 4.964%, 5/15/45 ............... United States 163,000 160,589
2013-LC11, D, FRN, 4.19%, 4/15/46 ................... United States 194,000 12,224
b,d
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 647,000 20,387
JPMBB Commercial Mortgage Securities Trust ,
b,k
2013-C14, D, 144A, FRN, 4.037%, 8/15/46 .............. United States 228,000 178,513
b,k
2013-C14, F, 144A, FRN, 3.598%, 8/15/46 ............... United States 1,500,000 127,858
b,k
2014-C18, D, 144A, FRN, 4.505%, 2/15/47 .............. United States 232,000 211,089
k
2014-C23, B, FRN, 4.536%, 9/15/47 ................... United States 174,000 169,293
k
2014-C23, C, FRN, 4.536%, 9/15/47 ................... United States 201,000 193,740
b,k
2014-C23, D, 144A, FRN, 4.036%, 9/15/47 .............. United States 100,000 92,722
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 39,761 39,689
k
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.755% , 6/15/51 ................................... United States 190,000 173,333
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 400,000 394,936
k
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 3.952%, 7/15/46 ................... United States 298,595 285,182
b
2013-C10, D, 144A, FRN, 3.952%, 7/15/46 .............. United States 350,000 294,692
b
2013-C10, F, 144A, FRN, 3.952%, 7/15/46 ............... United States 975,000 119,369
b
2013-C12, D, 144A, FRN, 4.699%, 10/15/46 ............. United States 189,000 176,724
b
2013-C9, D, 144A, FRN, 3.795%, 5/15/46 ............... United States 196,000 181,391
2015-C22, C, FRN, 3.972%, 4/15/48 ................... United States 575,000 509,510
2015-C25, C, FRN, 4.374%, 10/15/48 .................. United States 106,881 106,626
k
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 286,000 281,125
2018-H3, C, FRN, 4.848%, 7/15/51 .................... United States 199,000 185,976
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 458,000 453,569
b,d
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 558,952 54
k
UBS Commercial Mortgage Trust , 2017-C3 , C , FRN , 4.355% ,
8/15/50 ......................................... United States 247,000 232,184
Wells Fargo Commercial Mortgage Trust ,
b,k
2013-LC12, D, 144A, FRN, 3.785%, 7/15/46 ............. United States 188,000 128,310
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 247,073 29,899
2015-C31, D, 3.852%, 11/15/48 ....................... United States 121,000 107,206
k
2016-NXS5, D, FRN, 4.908%, 1/15/59 .................. United States 216,000 166,964
j,k
2019-C52, XA, IO, FRN, 1.566%, 8/15/52 ................ United States 3,172,916 139,621
j,k
2024-5C1, XA, IO, FRN, 1.026%, 7/15/57 ................ United States 6,089,322 194,019
k
WFRBS Commercial Mortgage Trust ,
b
2013-C15, D, 144A, FRN, 4.145%, 8/15/46 .............. United States 235,831 135,605
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 177,000 167,088

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
WFRBS Commercial Mortgage Trust, (continued)
2014-C23, B, FRN, 4.279%, 10/15/57 ................... United States 125,000 $ 121,227
13,209,186
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $15,644,684) ..............
13,209,186
Mortgage-Backed Securities 27.9%
Federal National Mortgage Association (FNMA) Fixed Rate 22.3%
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 44,771 45,396
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 1/25/56 ..... United States 2,000,000 1,691,094
l
Uniform Mortgage-Backed Securities, 3%, TBA, 1/25/56 ...... United States 1,000,000 884,649
l
Uniform Mortgage-Backed Securities, 3.5%, TBA, 1/25/56 ..... United States 1,000,000 924,648
l
Uniform Mortgage-Backed Securities, 5%, TBA, 1/25/56 ...... United States 1,000,000 997,422
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 1/25/56 ..... United States 29,000,000 29,410,026
l
Uniform Mortgage-Backed Securities, 6%, TBA, 1/25/56 ...... United States 3,000,000 3,080,651
37,033,886
Government National Mortgage Association (GNMA) Fixed Rate 5.6%
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 3/20/50 ..... United States 205,052 184,843
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 37,488 37,821
l
GNMA II, Single-family, 30 Year, 5%, 1/15/56 ............... United States 4,000,000 3,991,483
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 14,520 14,822
l
GNMA II, Single-family, 30 Year, 5.5%, 1/15/56 ............. United States 5,000,000 5,049,263
9,278,232
Total Mortgage-Backed Securities (Cost $46,160,815) ..........................
46,312,118
Residential Mortgage-Backed Securities 8.6%
Financial Services 8.6%
b
A&D Mortgage Trust , 2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 . United States 503,831 507,896
Alternative Loan Trust ,
f
2005-38, A1, FRN, 5.529%, ( 12-month average of 1-year CMT
+ 1.5%), 9/25/35 .................................. United States 156,170 144,139
f
2005-38, A3, FRN, 4.546%, (1-month SOFR + 0.814%), 9/25/35 United States 192,170 175,373
f
2005-59, 1A1, FRN, 4.508%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 211,264 207,309
f
2006-OA10, 1A1, FRN, 4.989%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 64,858 60,022
f
2006-OA10, 3A1, FRN, 4.226%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 181,656 171,285
f
2006-OA10, 4A1, FRN, 4.226%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 1,302,622 1,161,714
k
2006-OA7, 1A1, FRN, 3.116%, 6/25/46 ................. United States 196,489 182,772
f
2006-OA7, 1A2, FRN, 4.969%, ( 12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 150,624 150,990
f
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.036% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 334,074 203,666
f
Bear Stearns ALT-A Trust , 2005-10 , 11A1 , FRN , 4.346% ,
( 1-month SOFR + 0.614% ), 1/25/36 .................... United States 34,011 32,640
b,f
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.026% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 138,009 125,868
b,k
FHLMC Seasoned Credit Risk Transfer Trust ,
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 341,824 337,634
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 181,665 177,521
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 621,525 598,543

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FHLMC STACR Debt Notes , 2016-DNA1 , B , FRN , 13.989% , ( 30-
day SOFR Average + 10.114% ), 7/25/28 ................ United States 1,270,547 $ 1,277,652
b,f
FHLMC STACR REMIC Trust ,
2020-DNA4, B2, 144A, FRN, 13.989%, ( 30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 609,000 812,889
2020-DNA5, B2, 144A, FRN, 15.374%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 176,000 244,086
2020-HQA3, B2, 144A, FRN, 13.989%, ( 30-day SOFR Average
+ 10.114%), 7/25/50 ................................ United States 430,000 568,827
2021-DNA3, B2, 144A, FRN, 10.124%, (30-day SOFR Average
+ 6.25%), 10/25/33 ................................ United States 225,000 281,394
b,f
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.739%, ( 30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 174,000 199,402
2018-HQA2, B2, 144A, FRN, 14.989%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 649,000 806,201
2019-DNA1, B2, 144A, FRN, 14.739%, ( 30-day SOFR Average
+ 10.864%), 1/25/49 ................................ United States 141,000 173,748
2019-HQA1, B2, 144A, FRN, 16.239%, (30-day SOFR Average
+ 12.364%), 2/25/49 ................................ United States 85,000 103,546
2019-HQA2, B2, 144A, FRN, 15.239%, ( 30-day SOFR Average
+ 11.364%), 4/25/49 ................................ United States 106,000 125,876
k
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 5.118% , 11/25/36 ......................... United States 392,348 267,095
f
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1B, FRN, 15.739%, (30-day SOFR Average +
11.864%), 8/25/28 ................................. United States 362,368 367,785
2016-C02, 1B, FRN, 16.239%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 1,105,732 1,132,081
2016-C03, 1B, FRN, 15.739%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 561,670 579,025
2016-C03, 2B, FRN, 16.739%, (30-day SOFR Average +
12.864%), 10/25/28 ................................ United States 89,098 92,101
2016-C05, 2B, FRN, 14.739%, ( 30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 117,940 123,483
2016-C06, 1B, FRN, 13.239%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 19,689 20,824
b
2020-SBT1, 1M2, 144A, FRN, 7.639%, (30-day SOFR Average
+ 3.764%), 2/25/40 ................................ United States 504,000 519,660
b
2022-R02, 2B1, 144A, FRN, 8.374%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 180,000 186,108
b
2022-R02, 2M2, 144A, FRN, 6.874%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 400,000 407,353
f
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.156% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 171,384 95,509
f
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.366% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 239,079 64,956
b,f
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 8.024% , ( 30-day SOFR
Average + 4.15% ), 1/25/34 ........................... United States 150,000 152,485
b,f
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.224% ,
( 30-day SOFR Average + 1.35% ), 2/25/55 ............... United States 90,602 90,836
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 96,541 96,854
b,f
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.161% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 144,572 140,146
f
MortgageIT Trust , 2005-3 , M2 , FRN , 4.641% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 19,702 19,302
f
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.276% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 180,328 163,782

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 555,000 $ 556,191
f
Structured Asset Mortgage Investments II Trust , 2006-AR7 ,
A1BG , FRN , 3.966% , ( 1-month SOFR + 0.234% ), 8/25/36 ... United States 116,445 104,702
b,k
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 216,000 198,707
f
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 4.826% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 58,658 56,836
14,266,814
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $13,347,807) ...............
14,266,814
Agency Commercial Mortgage-Backed Securities 12.8%
Financial Services 12.8%
j
FHLMC ,
304, C37, IO, 3.5% , 12/15/27 ......................... United States 9,274 146
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 102,345 13,399
4077, IK, IO, 5%, 7/15/42 ............................ United States 351,168 74,142
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 107,756 5,173
f
4839, WS, IO, FRN, 2.002%, ( 30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,938,190 273,765
f
4945, SL, IO, FRN, 2.061%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 1,898,891 229,230
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 1,904,994 398,941
f
5002, SJ, IO, FRN, 2.111%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 2,719,816 323,838
f
5011, SA, IO, FRN, 2.261%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 3,080,185 391,561
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 3,458,021 821,854
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,442,422 343,195
5134, IC, IO, 4%, 8/25/51 ............................ United States 2,808,277 559,307
5349, IB, IO, 4%, 12/15/46 ........................... United States 1,727,524 377,679
b,f
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.624%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 235,000 243,105
2021-MN3, M2, 144A, FRN, 7.874%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 797,000 827,897
j
FNMA ,
f
2010-35, SG, IO, FRN, 2.411%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 198,696 22,415
f
2011-101, SA, IO, FRN, 1.911%, (30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 486,849 47,348
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 99,328 20,413
2015-30, IO, 5.5%, 5/25/45 .......................... United States 730,647 97,265
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 606,787 86,602
f
2017-32, SA, IO, FRN, 2.161%, ( 30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 2,404,211 270,208
f
2018-20, SB, IO, FRN, 2.261%, (30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 1,106,900 107,900
f
2018-38, SA, IO, FRN, 2.211%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 1,990,077 239,186
f
2019-43, JS, IO, FRN, 2.061%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 1,052,439 114,927
f
2019-61, S, IO, FRN, 2.011%, (30-day SOFR Average +
5.886%), 11/25/49 ................................. United States 2,283,174 313,397
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 2,747,647 630,746
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 3,467,926 778,371

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA, (continued)
374, 6, IO, 5.5%, 8/25/36 ............................ United States 25,489 $ 4,106
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 63,995 8,667
427, C93, IO, 4.5%, 8/25/42 .......................... United States 2,534,661 441,612
b,f
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.239%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 440,446 448,326
2020-01, M10, 144A, FRN, 7.739%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 598,592 611,836
j
GNMA ,
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 317,417 46,680
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 687,130 111,379
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 686,031 111,689
2012-146, IO, 5%, 12/20/42 .......................... United States 175,365 37,408
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 361,144 68,471
k
2013-H08, CI, IO, FRN, 1.543%, 2/20/63 ................ United States 458,747 15,828
f
2014-119, SA, IO, FRN, 1.752%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 585,690 59,383
f
2014-60, SD, IO, FRN, 2.332%, (1-month SOFR + 6.066%),
4/20/44 ......................................... United States 1,329,612 167,039
2014-76, IO, 5%, 5/20/44 ............................ United States 268,481 55,698
k
2014-H21, BI, IO, FRN, 1.593%, 10/20/64 ............... United States 1,140,437 25,821
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 245,793 8,463
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 623,568 123,745
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 450,608 65,552
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 143,206 29,348
k
2015-H10, BI, IO, FRN, 2.315%, 4/20/65 ................ United States 641,052 30,472
k
2015-H20, AI, IO, FRN, 1.905%, 8/20/65 ................ United States 665,059 22,285
k
2015-H20, CI, IO, FRN, 2.113%, 8/20/65 ................ United States 841,065 43,979
k
2015-H23, BI, IO, FRN, 1.813%, 9/20/65 ................ United States 650,828 16,681
k
2015-H25, EI, IO, FRN, 1.931%, 10/20/65 ............... United States 349,899 13,778
2016-42, IO, 5%, 2/20/46 ............................ United States 635,876 125,015
k
2016-H03, AI, IO, FRN, 2.163%, 1/20/66 ................ United States 685,075 29,893
k
2016-H03, DI, IO, FRN, 2.003%, 12/20/65 ............... United States 510,110 16,156
k
2016-H06, DI, IO, FRN, 1.775%, 7/20/65 ................ United States 743,153 30,366
k
2016-H09, BI, IO, FRN, 2.234%, 4/20/66 ................ United States 868,433 36,868
k
2016-H10, AI, IO, FRN, 1.835%, 4/20/66 ................ United States 1,670,453 50,324
k
2016-H18, QI, IO, FRN, 2.691%, 6/20/66 ................ United States 588,021 31,367
k
2016-H22, AI, IO, FRN, 2.305%, 10/20/66 ............... United States 653,214 34,821
k
2016-H23, NI, IO, FRN, 2.306%, 10/20/66 ............... United States 1,941,174 95,861
k
2016-H24, CI, IO, FRN, 1.707%, 10/20/66 ............... United States 463,677 11,673
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 841,961 160,323
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 322,672 60,121
k
2017-H02, BI, IO, FRN, 2.226%, 1/20/67 ................ United States 580,381 23,982
k
2017-H06, BI, IO, FRN, 2.341%, 2/20/67 ................ United States 891,188 30,516
k
2017-H08, NI, IO, FRN, 2.192%, 3/20/67 ................ United States 1,328,010 41,893
k
2017-H09, IO, FRN, 1.887%, 4/20/67 ................... United States 1,568,598 45,991
k
2017-H11, DI, IO, FRN, 2.079%, 5/20/67 ................ United States 934,964 47,790
k
2017-H12, QI, IO, FRN, 2.377%, 5/20/67 ................ United States 898,750 34,001
k
2017-H16, IG, IO, FRN, 1.845%, 7/20/67 ................ United States 2,129,343 56,479
k
2017-H16, JI, IO, FRN, 2.417%, 8/20/67 ................. United States 2,894,169 119,515
k
2017-H19, MI, IO, FRN, 2.063%, 4/20/67 ................ United States 531,648 19,774
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 1,148,853 227,619
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 746,735 154,347
k
2018-H02, EI, IO, FRN, 2.3%, 1/20/68 .................. United States 2,295,836 99,669
k
2018-H05, BI, IO, FRN, 2.27%, 2/20/68 ................. United States 1,526,295 65,409
k
2018-H15, KI, IO, FRN, 2.202%, 8/20/68 ................ United States 1,118,311 40,002

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
f
2019-110, SQ, IO, FRN, 2.202%, (1-month SOFR + 5.936%),
9/20/49 ......................................... United States 1,596,379 $ 181,598
f
2019-152, ES, IO, FRN, 2.202%, (1-month SOFR + 5.936%),
12/20/49 ........................................ United States 994,284 115,898
f
2019-83, SY, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,475,741 177,323
f
2019-89, PS, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,836,319 232,739
f
2019-96, SY, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 1,646,014 202,272
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 3,511,201 463,440
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 2,102,221 438,252
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 2,195,869 355,688
f
2020-63, AS, IO, FRN, 2.152%, (1-month SOFR + 5.886%),
8/20/43 ......................................... United States 1,706,394 201,123
f
2020-63, PS, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
4/20/50 ......................................... United States 2,144,557 274,073
f
2020-63, SP, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
5/20/50 ......................................... United States 1,677,351 208,037
f
2020-96, KS, IO, FRN, 2.302%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 5,100,685 661,008
f
2020-97, QS, IO, FRN, 2.302%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 1,590,677 218,173
f
2021-116, ES, IO, FRN, 2.351%, (1-month SOFR + 6.086%),
11/20/47 ........................................ United States 2,524,440 289,710
2021-122, GI, IO, 4.5%, 11/20/47 ...................... United States 2,720,967 622,674
2021-156, IO, 3.5%, 7/20/51 ......................... United States 3,347,713 635,468
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,453,188 493,743
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 2,778,957 474,186
f
2021-59, SM, IO, FRN, 2.452%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 5,012,492 667,380
f
2021-59, SQ, IO, FRN, 2.452%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 1,648,667 215,675
f
2021-77, SM, IO, FRN, 2.452%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 2,476,449 335,789
f
2021-98, SK, IO, FRN, 2.452%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 4,127,183 562,812
f
2023-35, SH, IO, FRN, 2.532%, (30-day SOFR Average +
6.45%), 2/20/53 ................................... United States 4,923,601 420,348
2024-186, IO, 3%, 9/20/51 ........................... United States 3,351,312 507,965
k
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 4,806,326 246,467
2024-4, IG, IO, 5%, 12/20/52 ......................... United States 1,385,352 267,809
21,339,681
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $21,004,680) .......
21,339,681
Total Long Term Investments (Cost $185,062,269) .............................
186,521,255
a
Short Term Investments 12.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 1.5%
Bank of America NA, 4.25%, 3/02/26 ..................... United States 750,000 750,480
Canadian Imperial Bank of Commerce, 4.01%, 2/09/26 ....... Canada 800,000 800,212

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit
(continued)
Toronto-Dominion Bank (The), 4.03%, 4/02/26 .............. Canada 850,000 $ 850,196
Total Certificates of Deposit (Cost $2,400,000) ................................
2,400,888
a a a
Commercial Papers 4.3%
c
Banco Santander SA , 3.76% , 2/09/26 .................... Spain 550,000 547,710
b,c
BPCE SA , 144A, 3.76% , 2/26/26 ........................ France 750,000 745,567
b
Commonwealth Bank of Australia , 144A, 4.09% , 4/09/26 ...... Australia 750,000 750,041
c
Credit Agricole Corporate and Investment Bank SA ,
3.7%, 2/05/26 ...................................... France 750,000 747,234
3.72%, 3/09/26 ..................................... France 850,000 844,076
1,591,310
c
NRW Bank ,
b
144A, 3.77%, 2/09/26 ................................ Germany 850,000 846,452
3 .58%, 1/06/26 ..................................... Germany 750,000 749,553
1,596,005
b,c
Royal Bank of Canada , 144A, 0%, 3/23/26 ................ Canada 850,000 850,187
b,c
Sumitomo Mitsui Trust NY , 144A, 3.76% , 3/10/26 ............ Japan 1,000,000 992,852
Total Commercial Papers (Cost $7,072,880) ...................................
7,073,672
a a a
U.S. Government and Agency Securities 0.2%
c,m
U.S. Treasury Bills, 3.18%, 1/20/26 ...................... United States 359,000 358,366
Total U.S. Government and Agency Securities (Cost $358,279) ..................
358,366
Shares
Management Investment Companies 5.0%
a,n
Putnam Short Term Investment Fund, Class P, 3.967% ....... United States 8,332,402 8,332,402
Total Management Investment Companies (Cost $8,332,402) ...................
8,332,402
Money Market Funds 1.9%
a,n
Putnam Government Money Market Fund, Class P, 3.576% .... United States 3,215,829 3,215,829
Total Money Market Funds (Cost $3,215,829) .................................
3,215,829
Total Short Term Investments (Cost $21,379,390 ) ..............................
21,381,157
a
Total Investments (Cost $206,441,659) 125.0% ................................
$207,902,412
TBA Sale Commitments (2.3)% ..............................................
(3,877,789)
Other Assets, less Liabilities (22.7)% ........................................
(37,726,918)
Net Assets 100.0% .........................................................
$166,297,705
a a a
Principal
Amount
*
o
TBA Sale Commitments (2.3)%
Mortgage-Backed Securities (2.3)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.3)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 1/25/56 .................................. United States (1,000,000) (948,659)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At December 31, 2025, the Fund had the following futures contracts outstanding.
a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
Uniform Mortgage-Backed Securities, (continued)
4.5%, TBA, 1/25/56 ................................ United States (3,000,000) $ (2,929,130)
(3,877,789)
Total TBA Sale Commitments (Proceeds $(3,858,594)) .........................
$(3,877,789)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $63,695,162, representing 38.3% of net assets.
c
The rate shown represents the yield at period end.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
See Note 3 regarding unfunded loan commitments.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Security purchased on a to-be-announced (TBA) basis.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the value of this security pledged amounted to
$358,366, representing 0.2% of net assets.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 24 $ 3,276,270 3/06/26 $ 16,109
U.S. Treasury 10 Year Ultra Notes ................ Long 64 7,361,000 3/20/26 (60,009)
U.S. Treasury 2 Year Notes ..................... Short 8 1,670,312 3/31/26 716
U.S. Treasury 5 Year Notes ..................... Long 80 8,744,375 3/31/26 (35,019)
Total Futures Contracts ...................................................................... $(78,203)
*
As of period end.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At December 31, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Sell 103,100 67,750 1/21/26 $ — $ (1,061)
Australian Dollar .... HSBK Sell 58,000 38,116 1/21/26 — (594)
Australian Dollar .... JPHQ Sell 727,000 477,739 1/21/26 — (7,475)
Australian Dollar .... MSCO Sell 902,400 592,962 1/21/26 — (9,317)
Australian Dollar .... TDOM Sell 365,900 240,481 1/21/26 — (3,728)
Australian Dollar .... UBSW Sell 21,800 14,327 1/21/26 — (223)
Australian Dollar .... WPAC Sell 12,000 7,886 1/21/26 — (123)
Canadian Dollar .... BOFA Sell 400 287 1/21/26 — (5)
Canadian Dollar .... BZWS Sell 82,700 59,293 1/21/26 — (1,004)
Canadian Dollar .... GSCO Sell 9,000 6,452 1/21/26 — (110)
Canadian Dollar .... HSBK Sell 443,500 317,917 1/21/26 — (5,447)
Canadian Dollar .... JPHQ Sell 195,800 140,366 1/21/26 — (2,395)
Canadian Dollar .... TDOM Sell 415,000 297,479 1/21/26 — (5,104)
Canadian Dollar .... UBSW Sell 13,000 9,319 1/21/26 — (160)
Canadian Dollar .... WPAC Sell 343,500 246,206 1/21/26 — (4,245)
New Zealand Dollar . BOFA Sell 19,700 11,381 1/21/26 31 —
New Zealand Dollar . HSBK Sell 439,200 253,783 1/21/26 738 —
New Zealand Dollar . MSCO Sell 495,300 286,206 1/21/26 838 —
New Zealand Dollar . UBSW Sell 75,800 43,801 1/21/26 129 —
Japanese Yen ...... BOFA Buy 64,500,800 421,988 2/13/26 — (8,773)
Japanese Yen ...... GSCO Buy 187,258,800 1,215,072 2/13/26 646 (16,073)
Japanese Yen ...... JPHQ Buy 62,332,100 407,893 2/13/26 — (8,571)
Japanese Yen ...... TDOM Buy 612,100 4,004 2/13/26 — (83)
Japanese Yen ...... UBSW Buy 59,663,400 390,382 2/13/26 — (8,157)
British Pound ...... HSBK Sell 517,300 691,198 3/17/26 — (5,971)
Euro ............. GSCO Sell 470,600 554,306 3/17/26 — (586)
Euro ............. HSBK Sell 4,637,500 5,464,227 3/17/26 — (3,920)
Euro ............. MSCO Sell 22,200 26,150 3/17/26 — (27)
Norwegian Krone ... MSCO Sell 6,139,500 605,572 3/17/26 — (3,365)
Swedish Krona ..... MSCO Sell 6,123,200 662,940 3/17/26 — (4,647)
Swiss Franc ....... SSBT Buy 336,900 428,003 3/17/26 549 —
Swiss Franc ....... UBSW Buy 832,600 1,057,843 3/17/26 1,261 —
Total Forward Exchange Contracts ................................................... $4,192 $(101,164)
Net unrealized appreciation (depreciation) ............................................ $(96,972)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At December 31, 2025, the Fund had the following forward premium swap options contracts outstanding.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 63,150,000 $ (138,930) $ 109,877
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 42,100,000 174,715 21,809
(3.438%)/1-day SOFR/Mar-31/(Written) BNDP 3/17/26 / 3.438% 24,247,500 (162,943) (3,011)
(3.788%)/1-day SOFR/Mar-36/(Purchased) BNDP 3/17/26 / 3.788% 14,063,600 165,126 (3,102)
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 477,100 22,090 (6,013)
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 477,100 22,090 (11,678)
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 966,000 58,926 (29,200)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 3,079,100 150,568 (93,260)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 3,079,100 157,650 (111,728)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 158,800 19,802 (607)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 158,800 19,802 (3,577)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 996,400 36,169 (28,211)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,282 (17,494)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,282 (8,695)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,529,600 89,176 (69,047)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 369,536
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 (142,756)
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 861,400 67,491 (13,769)
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 861,400 67,491 2,567
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 5,556,400 138,902 (24,436)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 5,556,400 110,287 (89,165)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 (60,557)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 263,255
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 2,469
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 (9,236)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,584,600 126,320 74,979
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 145,400 15,179 7,950
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,147,100 41,525 (12,947)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 (66,749)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 159,024
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 48,566
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 (34,520)
Unrealized appreciation 1,060,032
Unrealized (depreciation) (839,758)
Total $220,274
*
In U.S. dollars unless otherwise indicated.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At December 31, 2025, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 8,893,000 $ 690,020 $ 710,081 $ (20,061)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $690,020 $710,081 $(20,061)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 915,000 479,775 379,986 99,789
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 279,000 146,292 15,875 130,417
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 133,000 49,154 50,041 (887)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 167,000 12,865 7,525 5,340
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 148,000 64,229 64,084 145
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 42,000 18,227 17,149 1,078
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 465,000 102,015 139,762 (37,747)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 516,000 113,204 166,855 (53,651)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 609,000 74,288 76,057 (1,769)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 203,000 35,509 36,845 (1,336)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 406,000 78,037 85,125 (7,088)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 530,000 101,870 102,665 (795)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 223,000 9,372 41,772 (32,400)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 203,000 39,935 36,464 3,471
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 382,000 (24,106) (50,319) 26,213
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 120,000 (62,922) (9,629) (53,293)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 133,000 (49,154) (56,865) 7,711
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 285,000 (21,954) (49,554) 27,600
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 138,000 (10,631) (23,957) 13,326
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 125,000 (9,629) (13,977) 4,348
Non-
Investment
Grade

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At December 31, 2025, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 562,000 $ (43,293) $ (100,044) $ 56,751
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 34,000 (5,664) (7,729) 2,065
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 12,000 (1,999) (2,464) 465
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 19,000 (3,165) (4,319) 1,154
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 223,000 (9,373) (13,732) 4,359
Investment
Grade
CMBX.NA.BBB-.8 3.00% Monthly JPHQ 10/17/57 26,000 (4,610) (4,054) (556)
Investment
Grade
Total OTC Swap Contracts .............................................. $1,078,272 $883,562 $194,710
Total Credit Default Swap Contracts .................................... $1,768,292 $ 1,593,643 $174,649
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 170,842,000 $ (459,666) $ (212,325) $ (247,341)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.23% .... Quarterly 9/17/27 1,991,000 AUD 17,205 1,667 15,538
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 17,022,000 64,476 56,317 8,159
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 9,945,000 (3,697) (14,892) 11,195

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 2.6% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 3/18/28 3,719,000 CAD $ 2,712 $ 2,071 $ 641
Receive Fixed 3.6% ... Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/28 1,587,000 GBP 5,031 4,610 421
Receive Fixed 4.1% ... Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 3/18/28 1,835,000 AUD 265 1,932 (1,667)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 10,497,000 69,554 83,511 (13,957)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 6,323,000 AUD 128,031 (22,646) 150,677
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 489,000 EUR 9,245 1,429 7,816
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 129,000 (1,698) (362) (1,336)
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 130,185,000 (122,755) (135,985) 13,230
Receive Fixed 4.166% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 7/15/35 7,377,200 AUD (216,970) — (216,970)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 4,174,800 13,476 — 13,476
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 46,623,000 (339,712) (169,303) (170,409)
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 3,210,000 AUD (85,176) 7,058 (92,234)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 7,503,000 168,688 146,508 22,180
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 3/18/36 446,000 CHF (1,954) (1,235) (719)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.25% .... Semi-Annual 3/18/36 2,594,000 CAD (7,892) (467) (7,425)
Receive Fixed 3.01% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/36 613,000 EUR 3,047 252 2,795

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See A bbreviations on page 37 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 5,239,000 $ (28,878) $ (4,821) $ (24,057)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.25% .... Semi-Annual 3/18/36 1,772,000 NZD (9,049) (1,724) (7,325)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3.05% .... Annual 3/18/36 10,741,000 SEK (9,449) (3,087) (6,362)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/36 1,243,000 GBP 4,672 3,296 1,376
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.8% ..... Semi-Annual 3/18/36 2,374,000 AUD 707 (2,463) 3,170
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.15% .... Annual 3/18/36 23,811,000 NOK (1,772) 685 (2,457)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 688,000 AUD 36,183 — 36,183
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 3,649,000 87,661 (4,615) 92,276
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 813,000 EUR (123,453) (10,756) (112,697)
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 70,000 AUD (3,542) 340 (3,882)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 2,540,000 125,335 63,879 61,456
Total Interest Rate Swap Contracts ................................. $(679,375) $ (211,126) $(468,249)
*
In U.S. dollars unless otherwise indicated.

Putnam Master Intermediate Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Master Intermediate Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of of Investments.
At December 31, 2025, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2025, the Fund held investments in affiliated management investment companies as follows:
Borrower Unfunded Commitment
Putnam Master Intermediate Income Trust
Clydesdale Acquisition Holdings, Inc. $ 3,333
GC Ferry Acquisition I, Inc. 40,833
Pinnacle Buyer LLC 15,174
$ 59,340
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Master Intermediate Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $4,191,248 $— $— $— $(19,537) $4,171,711 166,982 $63,595
Putnam Government Money
Market Fund, Class P, 3.576% . 5,822,971 12,406,974 (15,014,116) — — 3,215,829 3,215,829 46,613
2. Financial Instrument Valuation
(continued)

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Master Intermediate Income Trust (continued)
Putnam Short Term Investment
Fund, Class P, 3.967% ...... 8,288,989 673,456 (630,043) — — 8,332,402 8,332,402 84,596
Total Non-Controlled Affiliates $18,303,208 $13,080,430 $(15,644,159) $— $(19,537) $15,719,942 $194,804
Total Affiliated Securities ... $18,303,208 $13,080,430 $(15,644,159) $— $(19,537) $15,719,942 $194,804
Level 1 Level 2 Level 3 Total
Putnam Master Intermediate Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 4,171,711 $ — $ — $ 4,171,711
Convertible Bonds ....................... — 4,364,165 — 4,364,165
Corporate Bonds ........................ — 48,469,150 — 48,469,150
Senior Floating Rate Interests ............... — 12,494,663 — 12,494,663
Foreign Government and Agency Securities .... — 18,298,992 — 18,298,992
U.S. Government and Agency Securities ....... — 143,108 — 143,108
Asset-Backed Securities ................... — 3,451,667 — 3,451,667
Commercial Mortgage-Backed Securities ...... — 13,209,186 — 13,209,186
Mortgage-Backed Securities ................ — 46,312,118 — 46,312,118
Residential Mortgage-Backed Securities ....... — 14,266,814 — 14,266,814
Agency Commercial Mortgage-Backed Securities — 21,339,681 — 21,339,681
Short Term Investments ................... 11,548,231 9,832,926 — 21,381,157
Total Investments in Securities ........... $15,719,942 $192,182,470 $— $207,902,412
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,192 $— $4,192
Forward Premium Swap Option Contracts ..... — 1,060,032 — 1,060,032
Futures Contracts ....................... 16,825 — — 16,825
Swap Contracts ......................... — 824,821 — 824,821
Unfunded Loan Commitments .............. — 368 — 368
Total Other Financial Instruments ......... $16,825 $1,889,413 $— $1,906,238
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Master Intermediate Income Trust (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 3,877,789 $ — $ 3,877,789
Forward Exchange Contracts ............... — 101,164 — 101,164
Forward Premium Swap Option Contracts ...... — 839,758 — 839,758
Futures Contracts ........................ 95,028 — — 95,028
Swap Contracts ......................... — 1,118,421 — 1,118,421
Total Other Financial Instruments ......... $95,028 $5,937,132 $— $6,032,160
a
For detailed categories, see the accompanying Schedule of Investments.
5. Fair Value Measurements
(continued)

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
NatWest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.30%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 3.87%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 3.74%
3-month STIBOR .................... 1.96%
6-month AUD BBR ................... 4.12%
6-month EURIBOR ................... 2.11%
6-month NIBOR ..................... 4.23%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.